Offerings	Feb. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share ("Common Stock") to be issued pursuant to future awards under the Protagonist Therapeutics, Inc. 2016 Equity Incentive Plan (the "2016 Plan")
Amount Registered | shares	2,441,405
Proposed Maximum Offering Price per Unit	38.37
Maximum Aggregate Offering Price	$ 93,676,709.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,341.90
Offering Note	In addition to the number of shares of the common stock, par value $0.00001 per share (the "Common Stock") of Protagonist Therapeutics, Inc. (the "Company" or "Registrant") stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of options and other rights to acquire Common Stock, that may be granted pursuant to the compensatory stock plans listed above. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may from time to time be offered or issue in respect of the securities registered by this registration statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2016 Plan, on January 1, 2025 pursuant to an "evergreen" provision contained in the 2016 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2016 Plan automatically increases on January 1st of each year, starting on January 1, 2017 and continuing through (and including) January 1, 2026 by 4% of the total number of shares of the Registrant's capital stock outstanding on December 31st of the preceding fiscal year, or a lesser number of shares determined by the Registrant's board of directors (the "Board"). The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on The Nasdaq Global Market on February 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock to be issued pursuant to future awards under the Protagonist Therapeutics, Inc. 2016 Employee Stock Purchase Plan (the "2016 ESPP")
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	38.37
Maximum Aggregate Offering Price	$ 11,511,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,762.33
Offering Note	In addition to the number of shares of the common stock, par value $0.00001 per share (the "Common Stock") of Protagonist Therapeutics, Inc. (the "Company" or "Registrant") stated above, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of options and other rights to acquire Common Stock, that may be granted pursuant to the compensatory stock plans listed above. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers any additional securities that may from time to time be offered or issue in respect of the securities registered by this registration statement to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the Registrant's 2016 Employee Stock Purchase Plan (the "2016 ESPP") on January 1, 2025 pursuant to an "evergreen" provision contained in the 2016 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2016 ESPP automatically increases on January 1st of each year, starting on January 1, 2017 and continuing through (and including) January 1, 2026 by the lesser of: (i) 1% of the total number of shares of the Registrant's capital stock outstanding on December 31st of the preceding fiscal year, (ii) 300,000 shares, or (iii) such other number of shares determined by the Board. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock on The Nasdaq Global Market on February 18, 2025.